Goodwill	12 Months Ended
Dec. 31, 2017
Intangible Assets, Net/Goodwill [Abstract]
GOODWILL
NOTE 5:	GOODWILL

The changes in the carrying amount of goodwill for the year ended December 31, 2017 and 2016 are as follows:

	Year ended December 31,
	2017	2016

Balance at the beginning of the year	$19,441	$19,864

Foreign currency translation adjustments	1,687	(423)

Balance at the year end	$21,128	$19,441